PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 2,065	$ 2,407
Additions	980	360
Deductions/ Payments	(576)	(813)
Effects of foreign exchange and other movements	(171)	111
Short-term provisions	938	588	$ 1,101
Long-term provisions	1,361	1,477	$ 1,306
Provisions, ending balance	2,298	2,065
Environmental
Disclosure of other provisions [line items]
Provisions, beginning balance	620	566
Additions	120	113
Deductions/ Payments	(207)	(76)
Effects of foreign exchange and other movements	(27)	17
Provisions, ending balance	506	620
Emission obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	29	522
Additions	423	3
Deductions/ Payments	(15)	(486)
Effects of foreign exchange and other movements	(17)	(10)
Provisions, ending balance	420	29
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	380	349
Additions	172	21
Deductions/ Payments	(34)	(3)
Effects of foreign exchange and other movements	(40)	13
Provisions, ending balance	478	380
Site restoration
Disclosure of other provisions [line items]
Provisions, beginning balance	147	152
Additions	21	8
Deductions/ Payments	(52)	(17)
Effects of foreign exchange and other movements	(7)	4
Provisions, ending balance	109	147
Staff related obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	162	137
Additions	37	50
Deductions/ Payments	(41)	(29)
Effects of foreign exchange and other movements	(14)	4
Provisions, ending balance	144	162
Voluntary separation plans
Disclosure of other provisions [line items]
Provisions, beginning balance	32	23
Additions	66	8
Deductions/ Payments	(22)	(17)
Effects of foreign exchange and other movements	10	18
Provisions, ending balance	86	32
Litigation and other (see note 9.3)
Disclosure of other provisions [line items]
Provisions, beginning balance	349	289
Additions	79	66
Deductions/ Payments	(87)	(62)
Effects of foreign exchange and other movements	(36)	56
Provisions, ending balance	305	349
Tax claims
Disclosure of other provisions [line items]
Provisions, beginning balance	81	73
Additions	18	16
Deductions/ Payments	(11)	(14)
Effects of foreign exchange and other movements	(9)	6
Provisions, ending balance	79	81
Other legal claims
Disclosure of other provisions [line items]
Provisions, beginning balance	268	216
Additions	61	50
Deductions/ Payments	(76)	(48)
Effects of foreign exchange and other movements	(27)	50
Provisions, ending balance	226	268
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Provisions, beginning balance	29	28
Additions	24	6
Deductions/ Payments	(16)	(6)
Effects of foreign exchange and other movements	(4)	1
Provisions, ending balance	33	29
Other
Disclosure of other provisions [line items]
Provisions, beginning balance	317	341
Additions	38	85
Deductions/ Payments	(102)	(117)
Effects of foreign exchange and other movements	(36)	8
Provisions, ending balance	$ 217	$ 317